PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation	$ 20,838	$ 54,719
Payments to Acquire Property, Plant, and Equipment		$ 51,689
[custom:ProceedsFromSaleOfPropertyPlantAndEquipmentCost]	55,731
Accumulated Depreciation, Depletion and Amortization, Sale or Disposal of Property, Plant and Equipment	$ 45,236